COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 - COMMITMENTS AND CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the fiscal years ended September 30, 2024, 2023 and 2022, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS